DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Communication Services
— 9.2%
Alphabet, Inc., Class A
204,301 34,516,654
Alphabet, Inc., Class C
174,780 29,798,242
Charter Communications, Inc.,
Class A *
3,131 1,242,897
Comcast Corp., Class A
135,630 5,857,860
Electronic Arts, Inc.
8,656 1,416,728
Fox Corp., Class A
7,048 332,102
Fox Corp., Class B
5,143 230,046
Interpublic Group of Cos., Inc.
13,194 406,507
Omnicom Group, Inc.
6,668 698,940
Take-Two Interactive Software,
Inc. *
6,317 1,189,997
Verizon Communications, Inc.
146,106 6,478,340
Walt Disney Co.
63,420 7,449,947
(Cost $80,980,933)
89,618,260
Consumer Discretionary
— 11.0%
Aptiv PLC *
9,552 530,423
AutoZone, Inc. *
588 1,863,689
Best Buy Co., Inc.
7,116 640,440
Booking Holdings, Inc.
1,169 6,081,115
Burlington Stores, Inc. *
2,242 631,975
CarMax, Inc. *
5,368 450,751
D.R. Horton, Inc.
10,204 1,722,231
Darden Restaurants, Inc.
3,977 701,026
Deckers Outdoor Corp. *
5,384 1,055,049
Dick's Sporting Goods, Inc.
1,983 410,957
Domino's Pizza, Inc.
1,205 573,809
DoorDash, Inc., Class A *
10,646 1,921,390
eBay, Inc.
17,204 1,088,841
Genuine Parts Co.
4,806 609,064
Hilton Worldwide Holdings, Inc.
8,507 2,156,014
Home Depot, Inc.
34,516 14,811,851
LKQ Corp.
9,531 374,473
Lowe's Cos., Inc.
19,874 5,414,274
Lululemon Athletica, Inc. *
3,986 1,278,151
McDonald's Corp.
25,140 7,441,691
MercadoLibre, Inc. *
1,574 3,124,658
NIKE, Inc., Class B
42,080 3,314,642
NVR, Inc. *
106 978,971
O'Reilly Automotive, Inc. *
2,019 2,510,061
Pool Corp.
1,335 503,415
PulteGroup, Inc.
7,546 1,020,747
Rivian Automotive, Inc., Class
A * (a)
23,708 289,949
Royal Caribbean Cruises Ltd.
8,334 2,033,996
Tesla, Inc. *
100,073 34,541,197
TJX Cos., Inc.
39,599 4,977,198
Tractor Supply Co.
3,705 1,050,997
Number
of Shares Value $
Ulta Beauty, Inc. *
1,676 648,009
Williams-Sonoma, Inc.
4,476 769,961
Yum! Brands, Inc.
9,788 1,359,945
(Cost $92,324,422)
106,880,960
Consumer Staples — 4.9%
Albertsons Cos., Inc., Class A
11,814 234,508
Bunge Global SA
4,893 439,098
Church & Dwight Co., Inc.
8,273 911,105
Clorox Co.
4,212 704,120
Coca-Cola Co.
142,472 9,129,606
Colgate-Palmolive Co.
27,058 2,614,615
Conagra Brands, Inc.
16,671 459,286
General Mills, Inc.
19,630 1,300,684
Hormel Foods Corp.
10,157 329,392
J M Smucker Co.
3,674 432,760
Kellanova
9,529 774,612
Keurig Dr Pepper, Inc.
40,162 1,311,289
Kimberly-Clark Corp.
11,706 1,631,231
Kroger Co.
23,673 1,445,947
Lamb Weston Holdings, Inc.
5,022 387,899
McCormick & Co., Inc.
9,166 718,706
PepsiCo, Inc.
47,798 7,812,583
Procter & Gamble Co.
82,105 14,718,142
Target Corp.
16,118 2,132,573
The Campbell's Company
6,734 311,111
Walgreens Boots Alliance, Inc.
24,412 220,196
(Cost $47,386,150)
48,019,463
Energy — 1.9%
Baker Hughes Co.
33,744 1,483,049
Cheniere Energy, Inc.
7,862 1,761,167
Halliburton Co.
31,279 996,549
HF Sinclair Corp.
5,599 229,167
Marathon Petroleum Corp.
11,851 1,850,534
ONEOK, Inc.
20,281 2,303,921
Phillips 66
14,728 1,973,257
Schlumberger NV
49,449 2,172,789
Targa Resources Corp.
7,203 1,471,573
Valero Energy Corp.
11,456 1,593,300
Williams Cos., Inc.
42,013 2,458,601
(Cost $13,909,199)
18,293,907
Financials — 13.2%
Aflac, Inc.
18,746 2,137,044
Allstate Corp.
9,031 1,872,939
Ally Financial, Inc.
9,780 391,004
American Express Co.
19,928 6,071,663
Ameriprise Financial, Inc.
3,413 1,958,960
Annaly Capital Management,
Inc. REIT
21,205 422,616
Arch Capital Group Ltd.
13,024 1,311,777
Assurant, Inc.
1,839 417,637
Bank of New York Mellon Corp.
25,823 2,114,129

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Blackrock, Inc.
5,168 5,285,830
Capital One Financial Corp.
13,170 2,528,772
Cboe Global Markets, Inc.
3,674 793,033
Charles Schwab Corp.
56,073 4,640,602
Citizens Financial Group, Inc.
16,330 786,126
Discover Financial Services
8,568 1,563,060
Equitable Holdings, Inc.
11,260 543,070
FactSet Research Systems, Inc.
1,233 604,996
Fidelity National Information
Services, Inc.
19,037 1,623,856
Fiserv, Inc. *
20,115 4,444,610
Franklin Resources, Inc.
9,402 213,990
Hartford Financial Services
Group, Inc.
10,353 1,276,628
Huntington Bancshares, Inc.
50,618 911,630
Intercontinental Exchange, Inc.
19,957 3,212,279
KeyCorp
31,253 608,809
LPL Financial Holdings, Inc.
2,496 811,574
MarketAxess Holdings, Inc.
1,310 338,884
Marsh & McLennan Cos., Inc.
17,129 3,994,997
Mastercard, Inc., Class A
28,792 15,344,409
Moody's Corp.
5,749 2,874,385
Morgan Stanley
42,413 5,581,975
Nasdaq, Inc.
15,087 1,252,070
Northern Trust Corp.
6,882 765,003
PayPal Holdings, Inc. *
33,890 2,940,635
PNC Financial Services Group,
Inc.
13,830 2,969,578
Principal Financial Group, Inc.
7,981 695,065
Progressive Corp.
20,391 5,482,732
Prudential Financial, Inc.
12,476 1,614,519
Raymond James Financial, Inc.
6,841 1,158,045
Regions Financial Corp.
31,939 870,657
S&P Global, Inc.
11,144 5,822,851
State Street Corp.
9,915 976,727
Synchrony Financial
13,262 895,450
T. Rowe Price Group, Inc.
7,693 952,701
Travelers Cos., Inc.
7,966 2,119,275
Truist Financial Corp.
46,627 2,223,175
US Bancorp
54,279 2,892,528
Visa, Inc., Class A
58,298 18,368,534
Willis Towers Watson PLC
3,487 1,122,814
(Cost $94,429,478)
127,803,643
Health Care — 10.1%
Agilent Technologies, Inc.
10,228 1,411,157
Align Technology, Inc. *
2,508 583,787
Amgen, Inc.
18,650 5,275,525
Avantor, Inc. *
24,519 516,370
Biogen, Inc. *
5,010 804,756
Bio-Techne Corp.
5,480 412,973
Bristol-Myers Squibb Co.
70,486 4,174,181
Catalent, Inc. *
6,103 372,954
Number
of Shares Value $
Cencora, Inc.
6,247 1,571,433
Cigna Group
9,796 3,309,089
Cooper Cos., Inc. *
6,766 706,776
Danaher Corp.
22,627 5,423,466
DaVita, Inc. *
1,705 283,320
Dexcom, Inc. *
13,506 1,053,333
Edwards Lifesciences Corp. *
21,113 1,506,413
Elevance Health, Inc.
8,084 3,289,865
Eli Lilly & Co.
28,169 22,404,214
GE HealthCare Technologies,
Inc.
16,098 1,339,676
Gilead Sciences, Inc.
43,178 3,997,419
HCA Healthcare, Inc.
6,762 2,212,662
Henry Schein, Inc. *
4,376 337,171
Hologic, Inc. *
8,156 648,402
Humana, Inc.
4,157 1,232,052
IDEXX Laboratories, Inc. *
2,941 1,240,367
Insulet Corp. *
2,455 654,945
IQVIA Holdings, Inc. *
6,361 1,277,543
Johnson & Johnson
83,818 12,992,628
Labcorp Holdings, Inc.
2,936 708,046
Merck & Co., Inc.
88,135 8,958,041
Mettler-Toledo International,
Inc. *
755 944,656
Molina Healthcare, Inc. *
2,046 609,503
Neurocrine Biosciences, Inc. *
3,355 425,246
Quest Diagnostics, Inc.
3,675 597,775
Solventum Corp. *
4,953 354,189
STERIS PLC
3,444 754,443
Teleflex, Inc.
1,554 299,689
Waters Corp. *
2,099 807,527
West Pharmaceutical Services,
Inc.
2,573 837,975
Zimmer Biomet Holdings, Inc.
7,135 799,833
Zoetis, Inc.
15,942 2,793,836
(Cost $93,604,700)
97,923,236
Industrials — 8.7%
3M Co.
19,250 2,570,452
Allegion PLC
3,065 431,675
Automatic Data Processing, Inc.
14,219 4,364,238
Axon Enterprise, Inc. *
2,509 1,623,223
Broadridge Financial Solutions,
Inc.
3,926 926,615
C.H. Robinson Worldwide, Inc.
3,916 413,451
Carrier Global Corp.
28,823 2,230,035
Caterpillar, Inc.
16,938 6,878,691
Cintas Corp.
12,547 2,832,987
CNH Industrial NV
29,192 366,652
CSX Corp.
67,956 2,483,792
Cummins, Inc.
4,672 1,752,187
Dayforce, Inc. *
4,917 393,311
Deere & Co.
9,133 4,255,065

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Delta Air Lines, Inc.
5,074 323,823
Dover Corp.
4,637 954,758
Eaton Corp. PLC
13,929 5,229,225
EMCOR Group, Inc.
1,585 808,540
Expeditors International of
Washington, Inc.
4,986 606,497
Ferguson Enterprises, Inc.
7,140 1,541,740
Fortive Corp.
12,149 963,780
Fortune Brands Innovations, Inc.
4,069 318,603
GE Aerospace.
37,892 6,902,407
Graco, Inc.
6,090 554,677
IDEX Corp.
2,527 582,802
Illinois Tool Works, Inc.
10,387 2,882,600
Ingersoll Rand, Inc.
14,240 1,483,381
JB Hunt Transport Services, Inc.
2,828 534,803
Johnson Controls International
PLC
23,246 1,949,410
Knight-Swift Transportation
Holdings, Inc.
5,223 310,037
Lennox International, Inc.
1,124 749,854
Old Dominion Freight Line, Inc.
6,726 1,514,292
Owens Corning
2,892 594,653
Paychex, Inc.
11,280 1,649,926
Pentair PLC
5,462 595,303
Quanta Services, Inc.
5,121 1,764,287
Rockwell Automation, Inc.
4,079 1,203,876
Toro Co.
3,338 290,673
Trane Technologies PLC
7,883 3,281,062
TransUnion
6,754 685,531
Union Pacific Corp.
21,300 5,211,258
United Parcel Service, Inc.,
Class B
25,231 3,424,351
United Rentals, Inc.
2,323 2,011,718
Veralto Corp.
8,384 907,065
W.W. Grainger, Inc.
1,551 1,869,482
Xylem, Inc.
8,764 1,110,837
(Cost $65,150,303)
84,333,625
Information Technology
— 34.4%
Accenture PLC, Class A
21,789 7,895,680
Adobe, Inc. *
15,339 7,913,850
Advanced Micro Devices, Inc. *
56,366 7,732,006
Akamai Technologies, Inc. *
5,282 496,614
ANSYS, Inc. *
3,175 1,114,742
Applied Materials, Inc.
28,822 5,035,492
Aspen Technology, Inc. *
945 236,250
Atlassian Corp., Class A *
5,635 1,485,273
Autodesk, Inc. *
7,483 2,184,288
Cadence Design Systems, Inc. *
9,503 2,915,615
DocuSign, Inc. *
7,033 560,460
Enphase Energy, Inc. *
4,653 331,992
Fair Isaac Corp. *
864 2,052,026
Number
of Shares Value $
First Solar, Inc. *
3,478 693,061
Gartner, Inc. *
2,759 1,428,969
Gen Digital, Inc.
19,083 588,711
Hewlett Packard Enterprise Co.
45,268 960,587
HP, Inc.
33,421 1,184,106
HubSpot, Inc. *
1,668 1,202,711
Intel Corp.
148,006 3,559,544
International Business Machines
Corp.
31,975 7,271,435
Intuit, Inc.
9,756 6,260,718
Juniper Networks, Inc.
10,882 390,881
Keysight Technologies, Inc. *
6,049 1,033,411
Lam Research Corp.
45,554 3,365,529
Manhattan Associates, Inc. *
2,077 592,859
Marvell Technology, Inc.
29,931 2,774,304
Microsoft Corp.
245,919 104,136,860
NetApp, Inc.
7,089 869,395
NVIDIA Corp.
854,181 118,090,523
NXP Semiconductors NV
8,848 2,029,466
Palo Alto Networks, Inc. *
11,273 4,371,895
PTC, Inc. *
4,091 818,445
Salesforce, Inc.
33,381 11,015,396
Seagate Technology Holdings
PLC
6,963 705,561
ServiceNow, Inc. *
7,199 7,554,919
Synopsys, Inc. *
5,329 2,976,193
Texas Instruments, Inc.
31,691 6,370,842
Trimble, Inc. *
8,485 619,150
Twilio, Inc., Class A *
5,323 556,466
Western Digital Corp. *
12,333 900,186
Workday, Inc., Class A *
7,347 1,836,677
Zscaler, Inc. *
3,242 669,765
(Cost $219,309,434)
334,782,853
Materials — 2.6%
Air Products and Chemicals, Inc.
7,670 2,564,311
Avery Dennison Corp.
2,674 550,710
Ball Corp.
11,102 690,100
CRH PLC
23,643 2,417,970
Ecolab, Inc.
8,944 2,224,999
International Flavors &
Fragrances, Inc.
8,921 815,023
International Paper Co.
12,276 722,197
Linde PLC
16,719 7,707,292
LyondellBasell Industries NV,
Class A
8,861 738,476
Martin Marietta Materials, Inc.
2,155 1,293,000
Newmont Corp.
40,328 1,691,356
Nucor Corp.
8,387 1,297,385
PPG Industries, Inc.
8,114 1,009,138
Smurfit WestRock PLC
17,974 988,929
Steel Dynamics, Inc.
4,988 724,607
(Cost $23,145,348)
25,435,493

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
Real Estate — 2.3%
American Tower Corp. REIT
16,219 3,389,771
BXP, Inc. REIT
5,005 410,360
CBRE Group, Inc., Class A *
10,527 1,473,675
Crown Castle, Inc. REIT
14,929 1,586,206
Digital Realty Trust, Inc. REIT
11,294 2,210,123
Equinix, Inc. REIT
3,284 3,223,180
Healthpeak Properties, Inc. REIT
23,334 513,114
Iron Mountain, Inc. REIT
10,427 1,289,507
Prologis, Inc. REIT
32,106 3,749,339
SBA Communications Corp.
REIT
3,632 821,740
Welltower, Inc. REIT
21,889 3,024,622
Weyerhaeuser Co. REIT
24,580 792,951
(Cost $22,143,894)
22,484,588
Utilities — 1.1%
American Water Works Co., Inc.
6,742 923,250
Atmos Energy Corp.
5,269 797,305
CMS Energy Corp.
10,376 723,311
Consolidated Edison, Inc.
11,994 1,206,477
Edison International
13,211 1,159,265
Essential Utilities, Inc.
9,868 395,016
Eversource Energy
11,963 771,494
Exelon Corp.
34,291 1,356,552
Number
of Shares Value $
NiSource, Inc.
14,860 566,017
NRG Energy, Inc.
7,449 756,893
Sempra
21,690 2,031,702
(Cost $9,910,003)
10,687,282
TOTAL COMMON STOCKS
(Cost $762,293,864)
966,263,310
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(b)(c)
(Cost $265,163)
265,163 265,163
CASH EQUIVALENTS — 0.5%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $4,836,698)
4,836,698 4,836,698
TOTAL INVESTMENTS — 99.9%
(Cost $767,395,725)
971,365,171
Other assets and liabilities,
net — 0.1%
1,091,433
NET ASSETS — 100.0%
972,456,604
 * (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (b)(c)
354,960 — (89,797) (d) — — 37 — 265,163 265,163
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
1,394,044 7,066,093 (3,623,439) — — 53,779 — 4,836,698 4,836,698
1,749,004 7,066,093 (3,713,236) — — 53,816 — 5,101,861 5,101,861
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $259,223, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
November 30, 2024 (Unaudited)
At November 30, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
USSG-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
E-Mini S&P 500 ESG Futures
USD 20 5,088,596 5,343,800 12/20/2024 255,204
S&P 500 E-Mini Futures
USD 1 294,062 302,575 12/20/2024 8,513
S&P Mid 400 E-Mini Futures
USD 1 308,739 337,780 12/20/2024 29,041
Total unrealized appreciation
292,758
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 966,263,310 $ — $ — $ 966,263,310
Short-Term Investments (a)
5,101,861 — — 5,101,861
Derivatives (b)
Futures Contracts
292,758 — — 292,758
TOTAL
$ 971,657,929 $ — $ — $ 971,657,929
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.